Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
11. COMMITMENTS AND CONTINGENCIES
Environmental Matters
Substantially all of the Properties and land were subject to Phase I Environmental Assessments and when appropriate Phase II Environmental Assessments (collectively, the “Environmental Assessments”) obtained in contemplation of their acquisition by the Company. The Environmental Assessments consisted of, among other activities, a visual inspection of each Property and its neighborhood and a check of pertinent public records. The Environmental Assessments did not reveal, nor is the Company aware of, any non-compliance with environmental laws, environmental liability or other environmental claim that the Company believes would likely have a material adverse effect on the Company.
Operating Ground Lease Agreements
Future minimum rental payments under the terms of all non-cancelable operating ground leases under which the Company is the lessee, as of December 31, 2010, are as follows (in thousands):

Year	Amount
2011	$290
2012	294
2013	297
2014	294
2015	291
2016 through 2070	10,285

Total	$11,751

Operating ground lease expense incurred by the Company during the years ended December 31, 2010, 2009 and 2008 amounted to $434,000, $460,000 and $486,000, respectively.
Legal Matters
As noted in previous filings, as a result of the Company’s acquisition of Republic Property Trust in October, 2007 the Company was substituted as a party to certain ongoing litigation (the “Republic Litigation”). The Republic Litigation has been settled, and the settlement has not had, and will not have, a material impact on the Company’s financial position and results of operations for any period.
From time to time, the Company is a party to a variety of legal proceedings, claims and assessments arising in the normal course of business. The Company regularly assesses the liabilities and contingencies in connection with these matters based on the latest available information. For those matters where it is probable that the Company has incurred or will incur a loss and the loss or range of loss can be reasonably estimated, the estimated loss is accrued and charged to income in the Company’s consolidated financial statements. In other cases, because of the uncertainties related to both the probable outcome and amount or range of potential loss, a reasonable estimate of liability, if any, cannot be made. The Company has reviewed the liabilities and contingencies in connection with these matters. As of December 31, 2010, the Company believes that there are no legal proceedings, claims or assessments that are expected to have a material adverse effect on the Company’s business or financial statements.
Other
The Company is obligated to make additional capital contributions to unconsolidated joint ventures of $4.1 million. The Company has not guaranteed any of the principal balance of the debt of the unconsolidated joint ventures.
The Company has guaranteed the interest payments under its mortgage loan for its unconsolidated joint venture Blythe Valley JV Sarl for a maximum of $2.1 million.
The Company has letter of credit obligations of $934,000 related to development requirements. The Company believes that it is remote that there will be a draw upon these letter of credit obligations.
The Company is obligated to pay tenants for allowances for tenant improvements not yet completed for a maximum of $35.7 million.
The Company maintains cash and cash equivalents at financial institutions. The combined account balances at each institution typically exceed FDIC insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes the risk is not significant.

LIBERTY PROPERTY LIMITED PARTNERSHIP
COMMITMENTS AND CONTINGENCIES
9. COMMITMENTS AND CONTINGENCIES
Environmental Matters
Substantially all of the Properties and land were subject to Phase I Environmental Assessments and when appropriate Phase II Environmental Assessments (collectively, the “Environmental Assessments”) obtained in contemplation of their acquisition by the Company. The Environmental Assessments consisted of, among other activities, a visual inspection of each Property and its neighborhood and a check of pertinent public records. The Environmental Assessments did not reveal, nor is the Company aware of, any non-compliance with environmental laws, environmental liability or other environmental claim that the Company believes would likely have a material adverse effect on the Company.
Operating Ground Lease Agreements
Future minimum rental payments under the terms of all non-cancelable operating ground leases under which the Company is the lessee, as of December 31, 2010, are as follows (in thousands):

Year	Amount
2011	$290
2012	294
2013	297
2014	294
2015	291
2016 through 2070	10,285

Total	$11,751

Operating ground lease expense incurred by the Company during the years ended December 31, 2010, 2009 and 2008 amounted to $434,000, $460,000 and $486,000, respectively.
Legal Matters
As noted in previous filings, as a result of the Company’s acquisition of Republic Property Trust in October, 2007 the Company was substituted as a party to certain ongoing litigation (the “Republic Litigation”). The Republic Litigation has been settled, and the settlement has not had, and will not have, a material impact on the Company’s financial position and results of operations for any period.
From time to time, the Company is a party to a variety of legal proceedings, claims and assessments arising in the normal course of business. The Company regularly assesses the liabilities and contingencies in connection with these matters based on the latest available information. For those matters where it is probable that the Company has incurred or will incur a loss and the loss or range of loss can be reasonably estimated, the estimated loss is accrued and charged to income in the Company’s consolidated financial statements. In other cases, because of the uncertainties related to both the probable outcome and amount or range of potential loss, a reasonable estimate of liability, if any, cannot be made. The Company has reviewed the liabilities and contingencies in connection with these matters. As of December 31, 2010, the Company believes that there are no legal proceedings, claims or assessments that are expected to have a material adverse effect on the Company’s business or financial statements.
Other
The Company is obligated to make additional capital contributions to unconsolidated joint ventures of $4.1 million. The Company has not guaranteed any of the principal balance of the debt of the unconsolidated joint ventures.
The Company has guaranteed the interest payments under its mortgage loan for its unconsolidated joint venture Blythe Valley JV Sarl for a maximum of $2.1 million.
The Company has letter of credit obligations of $934,000 related to development requirements. The Company believes that it is remote that there will be a draw upon these letter of credit obligations.
The Company is obligated to pay tenants for allowances for tenant improvements not yet completed for a maximum of $35.7 million.
The Company maintains cash and cash equivalents at financial institutions. The combined account balances at each institution typically exceed FDIC insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes the risk is not significant.